FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of Company's liabilities that are measured at fair value on a recurring basis

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account — U.S. Treasury Securities	$402,515,330	$—	$—	$402,515,330
Liabilities:
Derivative warrant liabilities — Public Warrants	$21,600,830	$—	$—	$21,600,830
Derivative warrant liabilities — Private Placement Warrants	$—	$—	$11,993,000	$11,993,000
Total fair value	$21,600,830	$—	$11,993,000	$33,593,830

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of January 12, 2021	As of March 31, 2021	As of June 30, 2021
Exercise price	11.50	11.50	11.50
Stock Price	10.67	9.63	9.91
Option term to M&A	5.00	5.00	5.00
Volatility	30%	20%	25%
Risk-free interest rate	0.50%	1.32%	0.87%

Schedule of change in the fair value of the warrant liabilities

Level 3 — Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	29,570,330
Transfer of Public Warrants to Level 1	(18,783,330)
Change in fair value of derivative warrant liabilities — Level 3	(2,278,000)
Level 3 — Derivative warrant liabilities at March 31, 2021	$8,509,000
Change in fair value of derivative warrant liabilities — Level 3	3,484,000
Level 3 — Derivative warrant liabilities at June 30, 2021	$11,993,000